Reserves - Reconciliation (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 1999 USD ($)	Dec. 31, 1993 GBP (£)
Disclosure of reserves within equity [line items]
Foreign exchange arising on consolidation		$ (450)	$ 536	$ (1,050)
Foreign exchange arising on designating borrowings in net investment hedges		(520)	505	(591)
Fair value movements on derivatives designated in net investment hedges		(8)	(48)	$ (4)
Foreign exchange arising on net investment hedges		45
Interest rate on borrowings				5.90%
Foreign exchange change arising on contingent consideration liabilities		(565)
Derivative financial instruments			28	$ 27		$ 258
Other reserves
Disclosure of reserves within equity [line items]
Reserves from cancellation of share premium account | £								£ 1,255
Reserve from redenomination of share capital							$ (157)
Foreign currency translation reserve
Disclosure of reserves within equity [line items]
Reserve of cash flow hedges | £					£ 154
Retained earnings.
Disclosure of reserves within equity [line items]
Cumulative translation differences included within retained earnings, beginning balance		(1,017)	(2,028)	(372)
Foreign exchange arising on consolidation		(450)	536	(1,050)
Exchange adjustments on goodwill (recorded against other reserves)		(12)	18	(11)
Foreign exchange arising on designating borrowings in net investment hedges		(520)	505	(591)
Fair value movements on derivatives designated in net investment hedges		(8)	(48)	(4)
Net exchange movement in retained earnings		(990)	1,011	(1,656)
Cumulative translation differences included within retained earnings, ending balance		(2,007)	(1,017)	(2,028)
Reserve of cash flow hedges			$ 76	$ 80		$ 37
Acerta Pharma
Disclosure of reserves within equity [line items]
Foreign exchange change arising on contingent consideration liabilities		(169)
BMS's share of Global Diabetes Alliance
Disclosure of reserves within equity [line items]
Foreign exchange change arising on contingent consideration liabilities		(358)
Almirall
Disclosure of reserves within equity [line items]
Foreign exchange change arising on contingent consideration liabilities		(32)
Definiens Group
Disclosure of reserves within equity [line items]
Foreign exchange change arising on contingent consideration liabilities		(6)
5.75% Non-callable bond
Disclosure of reserves within equity [line items]
Foreign exchange arising on net investment hedges		25
Borrowings | £					£ 350
Interest rate on borrowings	5.75%		5.75%	5.75%	5.75%	5.75%
Borrowings covered by hedges | £					£ 350
0.875% Non-callable bond
Disclosure of reserves within equity [line items]
Foreign exchange arising on net investment hedges		20
Borrowings | €	€ 750
Interest rate on borrowings	0.875%		0.875%	0.875%	0.875%	0.875%
Borrowings covered by hedges | €	€ 450
Cross currency swaps | Japanese yen
Disclosure of reserves within equity [line items]
Fair value movements on derivatives designated in net investment hedges | €	€ (13)
Interest rate on borrowings	0.3452%				0.3452%	0.3452%
Derivative financial instruments	€ 750					$ 750
Cross currency swaps | Chinese Renminbi
Disclosure of reserves within equity [line items]
Fair value movements on derivatives designated in net investment hedges | €	€ (1)
Interest rate on borrowings	4.796%				4.796%	4.796%
Amount matured		151
Derivative financial instruments	€ 69					$ 69
Matured cross currency swaps | Chinese Renminbi
Disclosure of reserves within equity [line items]
Fair value movements on derivatives designated in net investment hedges | €	6
Amount matured | €	151
Instruments designated in cash flow hedge | 0.875% Non-callable bond
Disclosure of reserves within equity [line items]
Borrowings covered by hedges | €	€ 450
Instruments designated in cash flow hedge | Cross currency swaps
Disclosure of reserves within equity [line items]
Gain on cost of hedging		47
Loss on cost of hedging		$ 54